Income Taxes (Schedule of Income Before Taxes) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components Of Income Before Taxes [Line Items]
Non U.S.	$ 2,236,000	$ 1,894,000	$ 15,603,000
U.S.	(8,011,000)	(8,274,000)	(19,735,000)
Loss before income tax benefit (expense)	$ (5,775,000)	$ (6,380,000)	$ (4,132,000)